ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Changes in Equity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 266,597	$ 397,633	$ 268,872
Ordinary shares issued for share based compensation			4,825
Stock option exercised, shares	0
Stock option exercised		1,334
Share-based compensation	$ 343	773	598
Foreign currency translation adjustment	35,716	(24,140)	(11,478)
Net (loss)	(179,181)	(89,242)	142,912
Acquisition of equity interests from non-controlling interests shareholders	(1,414)	(30,956)	(8,518)
Capital contribution from non-controlling interests	1,863	11,195	1,313
Capital contribution to Guangzhou Meizheng			0
Ending Balance	$ 123,679	$ 266,597	$ 397,633
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,629,779	124,395,645	119,942,413
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares			4,453,232
Ordinary shares issued for share based compensation			$ 0
Stock option exercised, shares		1,234,134
Stock option exercised		$ 0
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0	0
Capital contribution from non-controlling interests	$ 0	$ 0	0
Capital contribution to Guangzhou Meizheng			$ 0
Ending Balance, shares	125,629,779	125,629,779	124,395,645
Ending Balance	$ 128	$ 128	$ 128
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	287,094	317,414	323,167
Ordinary shares issued for share based compensation			0
Stock option exercised		0
Share-based compensation	343	773	598
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	(1,414)	(34,570)	(6,163)
Capital contribution from non-controlling interests	716	3,477	271
Capital contribution to Guangzhou Meizheng			(459)
Ending Balance	286,739	287,094	317,414
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351)	(3,778)	(9,236)
Ordinary shares issued for share based compensation			5,458
Stock option exercised		1,427
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Ending Balance	(2,351)	(2,351)	(3,778)
(Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(15,842)	49,876	(99,138)
Ordinary shares issued for share based compensation			(633)
Stock option exercised		(93)
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(156,476)	(65,625)	149,647
Acquisition of equity interests from non-controlling interests shareholders	0	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Ending Balance	(172,318)	(15,842)	49,876
Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(292)	22,928	33,815
Ordinary shares issued for share based compensation			0
Stock option exercised		0
Share-based compensation	0	0	0
Foreign currency translation adjustment	35,743	(23,220)	(10,887)
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Ending Balance	35,451	(292)	22,928
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	268,737	386,568	248,736
Ordinary shares issued for share based compensation			4,825
Stock option exercised		1,334
Share-based compensation	343	773	598
Foreign currency translation adjustment	35,743	(23,220)	(10,887)
Net (loss)	(156,476)	(65,625)	149,647
Acquisition of equity interests from non-controlling interests shareholders	(1,414)	(34,570)
Capital contribution from non-controlling interests	716	3,477	271
Capital contribution to Guangzhou Meizheng			(459)
Acquisition of non-controlling interests			(6,163)
Ending Balance	$ 147,649	$ 268,737	$ 386,568
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,629,779	124,395,645	119,942,413
Beginning Balance	$ 128	$ 128	$ 128
Ordinary shares issued for share based compensation, shares			4,453,232
Ordinary shares issued for share based compensation			$ 0
Stock option exercised, shares		1,234,134
Stock option exercised		$ 0
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0
Capital contribution from non-controlling interests	$ 0	$ 0	0
Capital contribution to Guangzhou Meizheng			0
Acquisition of non-controlling interests			$ 0
Ending Balance, shares	125,629,779	125,629,779	124,395,645
Ending Balance	$ 128	$ 128	$ 128
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	287,094	317,414	323,167
Stock option exercised		0
Share-based compensation	343	773	598
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	(1,414)	(34,570)
Capital contribution from non-controlling interests	716	3,477	271
Capital contribution to Guangzhou Meizheng			(459)
Acquisition of non-controlling interests			(6,163)
Ending Balance	286,739	287,094	317,414
Parent Company [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351)	(3,778)	(9,236)
Ordinary shares issued for share based compensation			5,458
Stock option exercised		1,427
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Acquisition of non-controlling interests			0
Ending Balance	(2,351)	(2,351)	(3,778)
Parent Company [Member] | (Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(15,842)	49,876	(99,138)
Ordinary shares issued for share based compensation			(663)
Stock option exercised		(93)
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(156,476)	(65,625)	149,647
Acquisition of equity interests from non-controlling interests shareholders	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Acquisition of non-controlling interests			0
Ending Balance	(172,318)	(15,842)	49,876
Parent Company [Member] | Accumulated other comprehensive Income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(292)	22,928	33,815
Ordinary shares issued for share based compensation			0
Stock option exercised		0
Share-based compensation	0	0	0
Foreign currency translation adjustment	35,743	(23,220)	(10,887)
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling interests shareholders	0	0
Capital contribution from non-controlling interests	0	0	0
Capital contribution to Guangzhou Meizheng			0
Acquisition of non-controlling interests			0
Ending Balance	$ 35,451	$ (292)	$ 22,928